SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share Option Activity
	2017		2016		2015
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	2,278,089	$9.92	5,878,270	$6.84	7,537,219	$6.37
Granted	--	0.00	207,890	12.19	100,000	16.92
Exercised	(1,611,489)	9.27	(3,649,754)	4.82	(1,620,056)	4.94
Terminated	(77,292)	25.89	(97,063)	21.34	(26,777)	22.28
Forfeited	(9,123)	8.06	(61,254)	7.25	(112,116)	8.30
Outstanding as of end of year	580,185	9.64	2,278,089	9.92	5,878,270	6.84
Options exercisable as of end of year	459,662	$8.51	1,606,983	$10.19	2,606,704	$8.93

Schedule of Restricted Shares Units Activity
	2017		2016		2015
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	1,009,184	$14.62	773,200	$15.11	--	$--
Granted	818,856	24.88	359,643	12.83	783,700	15.11
Exercised	(553,241)	14.71	(86,847)	11.45	--	--
Forfeited	(28,910)	16.42	(36,812)	14.73	(10,500)	15.15
Outstanding as of end of year	1,245,889	21.29	1,009,184	14.62	773,200	15.11
RSU exercisable as of end of year	--	$--	--	$--	--	$--

Schedule of Information about Share Options Outstanding
Outstanding as of December 31, 2017				Exercisable as of December 31, 2017
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$4.42-21.30	580,185	3.79	$9.64	459,662	$8.51
	Year ended December 31,
	2017	2016	2015
The intrinsic value of options exercised	$26,031	$40,314	$15,374
The original fair value of options exercised	$7,202	$16,711	$3,721

	Year ended December 31,
	2017	2016	2015
The intrinsic value of RSU's exercised	$12,996	$1,177	$--
The original fair value of RSU's exercised	$8,138	$994	$-

Schedule of Intrinsic and Fair Values for Options Exercised
Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2017	2016	2015
Cost of goods	$3,084	$3,920	$2,214
Research and development, net	2,555	2,119	1,905
Marketing, general and administrative	6,010	3,367	3,421
Total stock-based compensation expense	$11,649	$9,406	$7,540

Schedule of Intrinsic and Fair Values for RSU's Exercised
	Year ended December 31,
	2017	2016	2015
The intrinsic value of options exercised	$26,031	$40,314	$15,374
The original fair value of options exercised	$7,202	$16,711	$3,721

Schedule of Key Information for Option Plans
	Year ended December 31,
	2017	2016	2015
The intrinsic value of RSU's exercised	$12,996	$1,177	$--
The original fair value of RSU's exercised	$8,138	$994	$--

Schedule of Stock-Based Compensation Expense in Statement of Operations
Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2017	2016	2015
Cost of goods	$3,084	$3,920	$2,214
Research and development, net	2,555	2,119	1,905
Marketing, general and administrative	6,010	3,367	3,421
Total stock-based compensation expense	$11,649	$9,406	$7,540

Schedule of Fair Value of Options Granted
The Company utilizes the Black-Scholes model. The Company estimated the fair value, utilizing the following assumptions for the years 2016 and 2015 (all in weighted averages):

	2016	2015
Risk-free interest rate	0.9%-1.3%	1.2%-1.4%
Expected life of options	4.60 years	4.75 years
Expected annual volatility	47%-48%	47%
Expected dividend yield	none	none